Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.00%
Expected volatility			0.00%
Risk-free interest rate, lower range	7.23%	6.73%	0.00%
Risk-free interest rate, upper range	8.31%	7.20%
Expected term (in years)			0 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.62%	0.65%	0.00%
Expected volatility	14.53%	19.94%	0.00%
Risk-free interest rate, lower range			0.00%
Expected term (in years)	2 years 9 months 10 days	4 years 7 months 28 days	0 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.65%	0.66%
Expected volatility	18.68%	21.65%
Risk-free interest rate, upper range			0.00%
Expected term (in years)	5 years 1 month 28 days	6 years 21 days